EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 36 — EVENTS AFTER THE REPORTING PERIOD

Public Offering

Subsequent to December 31, 2023 and prior to the issuance of these financial statements, the Company closed the Public Offering of $8.25 million by offering 23,571,429 of the Company’s ordinary shares, Series 2024-A warrants (“Series 2024-A Warrants”) to purchase up to 23,571,429 of the Company’s ordinary shares and Series 2024-C warrants (“Series 2024-C Warrants”) to purchase up to 23,571,429 of the Company’s ordinary shares, at a combined offering price of $0.35 per ordinary share and associated warrants. The Company further issued 7,220,256 ordinary shares for the exercise of Series-A (817,138 ordinary shares) and Series-C (6,403,118 ordinary shares) after receiving the exercise price of $2.5 million in cash.

Registration Statement on Form S-8

Subsequent to December 31, 2023 and prior to the issuance of these financial statements, the Company registered an additional pool of 10,000,000 shares of the common stock of the Company under the Company Share Option Scheme 2023 and the Company Employee Share Scheme 2024. Subsequent to December 31, 2023 and prior to the issuance of these financial statements, the Company.

Closure of University of Antelope Valley

Subsequent to December 31, 2023 and prior to the issuance of these financial statements, the Company announced the closure of the university and legal action against the sellers of UAV, Marco and Sandra Johnson.

On 29 February 2024, California’s Bureau for Private Postsecondary Education announced the decision to cease all instruction at UAV, stop enrolling students, and collect tuition and fees by 8 March 2024. The decision comes after WASC Senior College and University Commission (“WSCUC”), the association accrediting public and private educational institutions, found “serious noncompliance” with its standards.

Following the decision to close UAV, GNS management has since contacted independent auditors who specialize in postsecondary education and have appointed them to conduct a close-out audit. The close-out audit was initiated mainly to identify any fraud in addition to conducting the close-out audit required by DOE and for GNS’s civil suit.

Acquisition of LZG International Inc Assets

Subsequent to December 31, 2023 and prior to the issuance of these financial statements, the Company completed the acquisition of FB Primesource Acquisition LLC assets in all share transaction. The Company issued 73,873,784 Ordinary shares of the Genius Group Limited to the seller. The transaction included the purchase of selected FatBrain AI assets and liabilities by Genius Group in an all-share transaction, through the purchase of the equity of a FatBrain subsidiary which is held by Genius as a wholly owned subsidiary.

Binding Acquisition Agreement with Open ExO Inc

Subsequent to December 31, 2023 and prior to the issuance of these financial statements, the Company entered into a binding acquisition agreement with OpenExO Inc in March 2024 with closing pending subject to final closing conditions.

Issuance of Debt Note

Subsequent to December 31, 2023 and prior to the issuance of these financial statements, the Company entered into a $5.72 million Non-Convertible Note (the “Note”) financing with the Investor. The total amount funded, in two tranches, is $5 million. $3.0 million was funded upon the initial closing (“Closing A”) with the remaining $2.0 million funded upon the Company’s timely filing of the 20-F among certain other conditions (“Closing B”). The term of the Note is 18 months with the unpaid balance due in full on the maturity date at 105% of the amount of the Note (the “Redemption Value”).

The Company also issued the Investor a five-year warrant to purchase 8,945,000 of its ordinary shares at a per share exercise price of $0.41.